CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock	COMMON STOCK ADDITIONAL PAID-IN CAPITAL	Series E Preferred Stock	ADDITIONAL PAID-IN CAPITAL - SERIES E PREFERRED STOCK	ACCUMULATED DEFICIT	ADDITIONAL PAID-IN CAPITAL	Accrued expenses	Accrued expenses Series E Preferred Stock	Accrued expenses ADDITIONAL PAID-IN CAPITAL - SERIES E PREFERRED STOCK	Accounts Payable	Accounts Payable Series E Preferred Stock	Accounts Payable ADDITIONAL PAID-IN CAPITAL - SERIES E PREFERRED STOCK	Other Issue	Other Issue Common Stock	Other Issue ADDITIONAL PAID-IN CAPITAL	Held in Escrow	Held in Escrow Common Stock	Held in Escrow ADDITIONAL PAID-IN CAPITAL
Beginning Balance at Dec. 31, 2008	$ (15,452,154)	$ 1,848	$ 109,848,580			$ (125,302,582)
Beginning Balance (in shares) at Dec. 31, 2008		184,704,015
Shares issued for cash (in shares)		18,123,014
Shares issued for cash	1,882,354	181	1,882,173
Shares issued for conversion of notes (in shares)		25,683,212
Shares issued for conversion of notes	2,703,199	257	2,702,942
Shares issued for settlement of debt (in shares)		2,720,346
Shares issued for settlement of debt	131,780	27	131,753
Shares issued for services (in shares)		31,484,999
Shares issued for services	2,934,000	314	2,933,686
Shares issued for interest (in shares)		250,000
Shares issued for interest	9,500	3	9,497
Vesting of restricted shares issued as stock-based compensation	2,134,120		2,134,120
Shares issued for options exercised (in shares)		75,000
Shares issued for options exercised		1	(1)
Warrants issued with convertible notes	28,060		28,060
Modification of warrants	443,305		443,305
Preferred Series E shares issued (in shares)									70,385			29,615
Preferred Series E shares issued								440,607	70	440,537	185,387	30	185,357
Net loss	(9,414,507)					(9,414,507)
Ending Balance at Dec. 31, 2009	(13,974,349)	2,631	120,114,115	100	625,894	(134,717,089)
Ending Balance (in shares) at Dec. 31, 2009		263,040,586		100,000
Shares issued for cash (in shares)		23,111,159
Shares issued for cash	1,703,129	231	1,702,898
Shares issued for settlement of debt (in shares)		14,354,809
Shares issued for settlement of debt	952,478	144	952,334
Shares issued for services (in shares)		22,032,005
Shares issued for services	1,571,919	220	1,571,699
Vesting of restricted shares issued as stock-based compensation	776,638		776,638
Modification of warrants	29,262		29,262
Preferred Series E shares cancelled and returned (in shares)									(70,385)			(29,615)
Preferred Series E shares cancelled and returned								(440,607)	(70)	(440,537)	(185,387)	(30)	(185,357)
Net loss	(9,796,010)					(9,796,010)
Ending Balance at Dec. 31, 2010	(19,362,927)	3,226	125,146,946			(144,513,099)	125,146,946
Ending Balance (in shares) at Dec. 31, 2010		322,538,559
Shares issued for cash (in shares)		25,888,332
Shares issued for cash	1,941,625	259					1,941,366
Shares issued for settlement of debt (in shares)		17,562,200
Shares issued for settlement of debt	352,911	176					352,735
Shares issued for acquisition (in shares)															24,500,000			5,500,000
Shares issued for acquisition														1,837,500	245	1,837,255	412,500	55	412,445
Shares issued for services (in shares)		2,448,331
Shares issued for services	182,266	24					182,242
Shares issued for compensation (in shares)		1,800,000
Shares issued for compensation	126,000	18					125,982
Shares issued for directors' compensation (in shares)		900,000
Shares issued for directors' compensation	68,000	9					67,991
Vesting of restricted shares issued as stock-based compensation	59,946						59,946
Options vesting	786,392						786,392
Shares issued for options exercised (in shares)		1,615,129
Shares issued for options exercised		16					(16)
Cashless exercise of warrants (in shares)		148,276
Cashless exercise of warrants		2					(2)
Net loss	(340,155)					(340,155)
Ending Balance at Sep. 30, 2011	$ (13,935,942)	$ 4,030				$ (144,853,254)	$ 130,913,282
Ending Balance (in shares) at Sep. 30, 2011		402,900,827